Commitments	12 Months Ended
Mar. 31, 2023
Commitments
Commitments
24.
Commitments
(a)
Capital commitments

The Company’s capital commitments primarily relate to capital expenditures contracted for purchase of property and equipment, including the construction of corporate campuses. Total capital commitments contracted but not provided for amounted to RMB39,272 million and RMB21,924 million as of March 31, 2022 and 2023, respectively. The capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
No later than 1 year	25,438	16,826
Later than 1 year and no later than 5 years	13,781	5,092
More than 5 years	53	6
	39,272	21,924

(b)
Investment commitments

The Company was obligated to pay up to RMB12,456 million and RMB11,570 million for business combinations and equity investments under various arrangements as of March 31, 2022 and 2023, respectively. The commitment balance as of March 31, 2022 and 2023 primarily includes the remaining committed capital of certain investment funds.

(c)
Other commitments

The Company also has other commitments including commitments for co-location and bandwidth fees, licensed copyrights and marketing expenses. These commitments are analyzed as follows:

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
No later than 1 year	37,229	37,210
Later than 1 year and no later than 5 years	17,347	21,288
More than 5 years	2,446	3,559
	57,022	62,057

24.
Commitments (Continued)
(c)
Other commitments (Continued)

As a marketing initiative, the Company entered into a framework agreement with the International Olympic Committee (the “IOC”) and the United States Olympic Committee in January 2017 for a long-term partnership arrangement through 2028. Joining in The Olympic Partner worldwide sponsorship program, the Company has become the official “E-Commerce Services” Partner and “Cloud Services” Partner of the IOC. In addition, the Company has been granted certain marketing rights, benefits and opportunities relating to future Olympic Games and related initiatives, events and activities. The Company committed to provide at least US$815 million worth of cash, cloud infrastructure services and cloud computing services, as well as marketing and media support in connection with various Olympic initiatives, events and activities, including the Olympic Games and the Winter Olympic Games through 2028.